TAXES ON INCOME (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Income before taxes on income, as reported in the statements of income	$ 24,513	$ 15,030	$ 12,403
Statutory tax rate in Israel	26.50%	26.50%	25.00%
Theoretical taxes on income	$ 6,496	$ 3,983	$ 3,097
Increase (decrease) in taxes resulting from:
Effect of different tax rates	117	362	158
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(2,406)	(2,323)	0
Utilization of carry forward tax losses for which valuation allowance was provided	(195)	(1,177)	(1,162)
Non-deductible expenses	569	80	9
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	0	(1,496)	(971)
Losses and temporary differences for which valuation allowance was provided	127	580	222
Others	(495)	445	(542)
Taxes on income, as reported in the statements of income	$ 4,213	$ 454	$ 811
Basic and diluted earnings per share amounts of the benefit resulting from the "Approved, Beneficiary or Preferred Enterprise" status	$ 0.05	$ 0.05	$ 0